SEMI-ANNUAL REPORT APRIL 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
JPMORGAN MONEY MARKET FUNDS



FEDERAL MONEY MARKET FUND

INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND

INSTITUTIONAL FEDERAL MONEY MARKET FUND

INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND

INSTITUTIONAL TREASURY MONEY MARKET FUND

TREASURY MONEY MARKET RESERVES FUND



                                                         [LOGO] JPMORGAN FLEMING
                                                                ASSET MANAGEMENT

CONTENTS

Letter to the Shareholders ........................ 1

Financial Statements .............................. 3

Portfolios of Investments .........................22

Notes to Financial Statements .....................28

HIGHLIGHTS

- As the reporting period began in November, the U.S. economy was noticeably weaker.

- Faced by multiple recession risks and the threat of inflation, the Federal Reserve Board eased its monetary policy during the reporting period.

- As a result of their concerns about the economy, investors avoided lower quality corporate issues in favor of high-quality corporate and government bonds.

               ---------------------------------------------------
               NOT FDIC INSURED May lose value / No bank guarantee
               ---------------------------------------------------

     JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

        JPMorgan MONEY MARKET FUNDS


LETTER TO THE SHAREHOLDERS

                                                                    June 4, 2001

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Money Market Funds for the six-month period ended April 30, 2001. Inside you'll find in-depth information on each money market fund along with updates from the portfolio management team.

WEAKER U.S. ECONOMY, FIXED INCOME RALLY

As the reporting period began in November, the U.S. economy was noticeably weaker. Job claims slowed while claims for unemployment benefits rose. Retail sales dropped as consumer confidence softened. Manufacturing output declined. Investors who had favored equities over any other investment during the long bull market in stocks were once again putting their money into fixed income and money markets.

Faced with multiple recession risks and the threat of inflation, the Federal Reserve Board moved to an easing bias on its monetary policy in December, only six weeks after reaffirming its bias toward higher interest rates. Then it shocked the market by lowering the Federal funds rate half a percentage point in early January and another half a percent later the same month. In April, the Fed cut rates again. By the end of the reporting period, interest rates were 2% lower than they were at the beginning of 2001. In response, U.S. Treasuries staged an impressive rally and the yield curve steepened considerably.

A QUICK RECOVERY IS UNLIKELY

With continued weakness in U.S. economic data, our money market team believes that a quick economic recovery is not very likely. They expect the Federal Reserve to continue cutting short-term interest rates in an attempt to revive economic growth. Furthermore, as the economy slows down, corporate earnings will increase albeit at a slower rate than previously anticipated. However, as a result of their concerns about the economy, investors avoided lower quality corporate issues in favor of high-quality corporate and government bonds.

Some of the uncertainty in the financial markets began to resolve itself during the period. Mortgage rates are the lowest they have been in nearly two years. In the coming months, the inventory cycle slowing should resolve itself. These elements should help stabilize the economy and lead to a modest recovery later this year. If that is the case, investors may begin to move some of their assets out of money markets back into equities. At the very least, they will continue to find value in spread products, such as agencies and asset-backed securities, as they have since the Fed began to ease interest rates earlier this year.

        JPMorgan MONEY MARKET FUNDS

In these difficult and changing market conditions, your portfolio managers did an excellent job maintaining performance. They will continue to focus on preservation of principal first and foremost, while trying to lock in the highest possible yields in the current falling interest rate environment. The portfolio management team and all of us at JPMorgan Funds thank you for your continued interest and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ George Gatch

George Gatch
Managing Director

        JPMorgan FUNDS
        STATEMENT OF ASSETS AND LIABILITIES April 30, 2001 (unaudited)

                                                                              J.P. Morgan
                                                     J.P. Morgan             Institutional        J.P. Morgan
                                                       Federal              Service Federal      Institutional
                                                     Money Market            Money Market        Federal Money
                                                        Fund                      Fund            Market Fund
-----------------------------------------------------------------------------------------------------------------
     ASSETS:
        Investment in The Federal Money
        Market Portfolio ("Portfolio"),
           at value ...................              $1,886,302,748             $50,768,329        $2,278,798,556
        Prepaid trustees' fees and
           expenses ...................                       1,845                       -                 3,034
        Deferred organization expenses.                           -                   3,737                     -
        Receivable for shares
           of beneficial interest sold.                     878,260                   9,816             6,507,046
        Receivable for expense
           reimbursements .............                           -                   9,215               178,505
        Prepaid expenses and
           other assets ...............                         591                      35                   866
-----------------------------------------------------------------------------------------------------------------
                Total Assets ..........               1,887,183,444              50,791,132         2,285,488,007
-----------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Dividends payable
           to shareholders ............                   7,356,693                 210,146             9,444,811
        Shareholder servicing
           fee payable ................                     411,103                   2,349               202,860
        Administration fee payable ....                         777                       -                   815
        Administrative services
           fee payable ................                      38,570                   1,031                47,143
        Fund services fee payable .....                       1,101                       7                 1,413
        Accrued expenses and
           other liabilities ..........                      70,560                  33,896                75,275
-----------------------------------------------------------------------------------------------------------------
                Total Liabilities .....                   7,878,804                 247,429             9,772,317
-----------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Applicable to 1,879,275,591;
        50,539,282 and 2,275,700,068
        shares of beneficial interest,
        respectively outstanding (par
        value $0.001, unlimited shares
        authorized) ...................              $1,879,304,640             $50,543,703        $2,275,715,690
-----------------------------------------------------------------------------------------------------------------
                Net Asset Value,
                offering and redemption
                price per share .......                      $ 1.00                  $ 1.00               $  1.00
-----------------------------------------------------------------------------------------------------------------
     ANALYSIS OF NET ASSETS:
        Paid-in Capital ...............              $1,879,277,269             $50,539,230        $2,275,699,154
        Undistributed Net Investment
        Income ........................                           -                   4,006                     -
        Accumulated Net Realized Gain
        on Investment .................                      27,371                     467                16,536
-----------------------------------------------------------------------------------------------------------------
                Net Assets ............              $1,879,304,640             $50,543,703        $2,275,715,690
=================================================================================================================

    The Accompanying Notes are an Integral Part of the Financial Statements.

       JPMorgan FUNDS
       STATEMENT OF ASSETS AND LIABILITIES April 30, 2001 (unaudited)(continued)

                                                     J.P. Morgan                J.P. Morgan             J.P. Morgan
                                               Institutional Service           Institutional              Treasury
                                                  Treasury Money              Treasury Money            Money Market
                                                    Market Fund                 Market Fund            Reserves Fund
--------------------------------------------------------------------------------------------------------------------
     ASSETS:
        Investment in The Treasury
           Money Market Portfolio
           ("Portfolio"), at value .....               $486,169,458             $527,892,654          $487,879,967
        Prepaid trustees' fees and
           expenses ....................                        380                      491                 1,151
        Deferred organization expenses .                      2,795                    2,503                     -
        Receivable for shares
           of beneficial interest sold .                      6,392                1,768,737               228,091
        Receivable for expense
           reimbursements ..............                     37,829                   61,975                36,025
        Prepaid expenses and
           other assets ................                        651                      291                   135
--------------------------------------------------------------------------------------------------------------------
                Total Assets ...........                486,217,505              529,726,651           488,145,369
--------------------------------------------------------------------------------------------------------------------
     LIABILITIES:
        Dividends payable
           to shareholders .............                  1,715,096                2,024,307             1,693,693
        Payable for shares of beneficial
           interest redeemed ...........                          -                        -                    79
        Shareholder servicing
           fee payable .................                     19,575                   43,557                20,350
        Administrative services
           fee payable .................                      9,147                   10,178                 9,582
        Fund services fee payable ......                        306                      305                   315
        Accrued expenses and
           other liabilities ...........                    138,290                   23,810               284,630
--------------------------------------------------------------------------------------------------------------------
                Total Liabilities ......                  1,882,414                2,102,157             2,008,649
--------------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Applicable to 484,492,520;
        527,716,439; and 486,180,207
        shares of beneficial interest,
        respectively outstanding (par
        value $0.001, unlimited shares
        authorized) ....................               $484,335,091             $527,624,494          $486,136,720
--------------------------------------------------------------------------------------------------------------------
                Net Asset Value,
                offering and redemption
                price per share ........                    $  1.00                  $  1.00               $  1.00
--------------------------------------------------------------------------------------------------------------------
     ANALYSIS OF NET ASSETS
        Paid-in capital ................               $484,492,517             $527,715,885          $486,180,207
        Distributions in excess of
        net investment income ..........                     (1,879)                  (1,223)               (2,949)
        Accumulated net realized
        loss on investment .............                   (155,547)                 (90,168)              (40,538)
--------------------------------------------------------------------------------------------------------------------
                Net Assets .............               $484,335,091             $527,624,494          $486,136,720
====================================================================================================================

    The Accompanying Notes are an Integral Part of the Financial Statements.

     JPMorgan FUNDS
     STATEMENT OF OPERATIONS For the six months ended
     April 30, 2001 (unaudited)

                                                                                  J.P. Morgan           J.P. Morgan
                                                          J.P. Morgan            Institutional         Institutional
                                                            Federal             Service Federal           Federal
                                                          Money Market            Money Market          Money Market
                                                              Fund                   Fund                   Fund
--------------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME
        Allocated Interest Income .............            $52,530,002            $6,577,732          $63,634,893
        Allocated Portfolio Expenses ..........             (1,417,440)             (166,882)          (1,717,593)
--------------------------------------------------------------------------------------------------------------------
        Net Investment Income Allocated from
        Portfolio .............................             51,112,562             6,410,850           61,917,300
--------------------------------------------------------------------------------------------------------------------
     FUND EXPENSES
        Shareholder Servicing Fee .............              2,223,692               313,720            1,078,120
        Administrative Services Fee ...........                208,462                24,514              252,031
        Registration Fees .....................                 70,644                25,572               54,672
        Administration Fee ....................                  8,635                 1,030               10,451
        Transfer Agent Fees ...................                 15,477                 8,456               12,329
        Professional Fees and Expenses ........                  8,885                 6,385               10,879
        Financial and Fund Accounting
        Services Fee ..........................                  9,918                 9,918                9,918
        Printing Expenses .....................                  4,007                 3,621                3,858
        Amortization of Organization Expenses .                      -                 1,221                    -
        Fund Services Fee .....................                 11,229                 1,162               13,567
        Trustees' Fees and Expenses ...........                  8,060                 1,582                9,548
        Miscellaneous Expenses ................                  7,399                 3,622                8,407
--------------------------------------------------------------------------------------------------------------------
                Total Fund Expenses ...........              2,576,408                400,803           1,463,780
        Less: Reimbursement of Fund Expenses ..                      -               (97,106)          (1,025,132)
--------------------------------------------------------------------------------------------------------------------
                Net Fund Expenses .............              2,576,408                303,697             438,648
--------------------------------------------------------------------------------------------------------------------
                    Net Investment Income .....             48,536,154              6,107,153          61,478,652
--------------------------------------------------------------------------------------------------------------------
     REALIZED GAIN
        Net Realized Gain on Investment
           Allocated from Portfolio ...........                 65,338                 4,898               70,699
--------------------------------------------------------------------------------------------------------------------
        Net Increase in Net Assets Resulting
           from Operations ....................            $48,601,492            $6,112,051           $61,549,351
====================================================================================================================


The Accompanying Notes are an Integral Part of the Financial Statements.

---------------------------------------------------------------------------
JPMorgan FUNDS
STATEMENT OF OPERATIONS For the six months ended
April 30, 2001 (unaudited) (continued)

                                                            J.P. Morgan          J.P. Morgan         J.P. Morgan
                                                           Institutional        Institutional          Treasury
                                                         Service Treasury         Treasury           Money Market
                                                           Money Market         Money Market           Reserves
                                                               Fund                 Fund                  Fund
------------------------------------------------------------------------------------------------------------------
     INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------
        Allocated Interest Investment Income
        from Portfolio ................................     $12,780,433          $11,155,932          $13,836,741
        Allocated Portfolio Expenses (Net
        of Reimbursement $36,868; $29,571,
        and $38,034), respectively ....................        (445,077)            (394,962)            (480,915)
------------------------------------------------------------------------------------------------------------------
        Net Investment Income Allocated from
        Portfolio .....................................      12,335,356           10,760,970           13,355,826
------------------------------------------------------------------------------------------------------------------
     FUND EXPENSES
        Service Organization Fee ......................         556,963                    -              600,638
        Shareholder Servicing Fee .....................         111,393              197,509              120,128
        Administrative Services Fee ...................          52,148               45,783               56,044
        Registration Fees .............................          11,156                8,203               28,274
        Administration Fee ............................           2,161                1,891                2,314
        Transfer Agent Fees ...........................           8,592                8,438                9,806
        Professional Fees and Expenses ................           6,390                6,252                6,450
        Financial and Fund Accounting
        Services Fee ..................................           9,918                9,918                9,918
        Distribution Fee ..............................               -                    -              600,638
        Printing Expenses .............................           4,136                4,231                4,379
        Amortization of Organization Expenses .........           1,171                1,046                    -
        Fund Services Fee .............................           2,841                2,377                2,879
        Trustees' Fees and Expenses ...................           1,776                1,433                1,928
        Miscellaneous Expenses ........................           4,323                3,394                2,969
------------------------------------------------------------------------------------------------------------------
                Total Fund Expenses ...................         772,968              290,475            1,446,365
        Less: Reimbursement of Fund Expenses ..........        (215,675)            (290,475)            (245,597)
------------------------------------------------------------------------------------------------------------------
                Net Fund Expenses .....................         557,293                    -            1,200,768
------------------------------------------------------------------------------------------------------------------
                    Net Investment Income .............      11,778,063            10,760,970          12,155,058
------------------------------------------------------------------------------------------------------------------
     REALIZED GAIN
        Net Realized Gain on Investment
           Allocated from Portfolio ...................          16,955               11,565               13,810
------------------------------------------------------------------------------------------------------------------
        Net Increase in Net Assets Resulting
           from Operations ............................     $11,795,018          $10,772,535          $12,168,868
------------------------------------------------------------------------------------------------------------------

    The Accompanying Notes are an Integral Part of the Financial Statements.

JPMORGAN FUNDS
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

                                                                                         J.P. Morgan
                                                                                           Federal
                                                                                        Money Market
                                                                                            Fund
                                                                                   -------------------------
                                                                                   11/1/00            Year
                                                                                   Through            Ended
                                                                                   4/30/01          10/31/00
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
--------------------------------------------------------------------------------------------------------------
        Net Investment Income ...................................       $     48,536,154     $     71,236,320
        Net Realized Gain on Investment Allocated
        from Portfolio ..........................................                 65,338                2,179
--------------------------------------------------------------------------------------------------------------
            Net Increase in Net Assets Resulting
            from Operations .....................................             48,601,492           71,238,499
--------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net Investment Income ...................................            (48,536,154)         (71,236,320)
--------------------------------------------------------------------------------------------------------------
    TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    (AT A CONSTANT $1.00 PER SHARE):
        Proceeds from Shares of Beneficial Interest Sold ........          4,908,515,872        7,613,959,771
        Reinvestment Distributions ..............................              7,326,871           14,183,301
        Cost of Shares of Beneficial Interest Redeemed ..........         (4,431,848,297)      (7,102,638,324)
--------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Transactions in Shares of
    Beneficial Interest .........................................            483,994,446          525,504,748
--------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets .............            484,059,784          525,506,927
    NET ASSETS:
        Beginning of Period .....................................          1,395,244,856          869,737,929
--------------------------------------------------------------------------------------------------------------
        End of Period ...........................................        $ 1,879,304,640      $ 1,395,244,856
--------------------------------------------------------------------------------------------------------------

                                                                                        J.P. Morgan
                                                                                       Institutional
                                                                                     Service Federal
                                                                                       Money Market
                                                                                           Fund
                                                                                ---------------------------
                                                                                11/1/00              Year
                                                                                Through              Ended
                                                                                4/30/01            10/31/00
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
--------------------------------------------------------------------------------------------------------------
        Net Investment Income ...................................         $     6,107,153      $    4,464,911
        Net Realized Gain on Investment Allocated
        from Portfolio ..........................................                   4,898                  37
--------------------------------------------------------------------------------------------------------------
            Net Increase in Net Assets Resulting
            from Operations .....................................               6,112,051           4,464,948
--------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net Investment Income ...................................              (6,103,147)         (4,464,911)
--------------------------------------------------------------------------------------------------------------
    TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    (AT A CONSTANT $1.00 PER SHARE):
        Proceeds from Shares of Beneficial Interest Sold ........             639,711,118         465,773,279
        Reinvestment Distributions ..............................                 149,409              33,661
        Cost of Shares of Beneficial Interest Redeemed ..........            (837,061,032)       (227,266,130)
--------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Transactions in Shares of
    Beneficial Interest .........................................            (197,200,505)        238,540,810
--------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets .............            (197,191,601)        238,540,847
    NET ASSETS:
        Beginning of Period .....................................             247,735,304           9,194,457
--------------------------------------------------------------------------------------------------------------
        End of Period ...........................................          $   50,543,703       $ 247,735,304
--------------------------------------------------------------------------------------------------------------


                                                                                         J.P. Morgan
                                                                                    Institutional Federal
                                                                                        Money Market
                                                                                            Fund
                                                                                  --------------------------
                                                                                  11/1/00             Year
                                                                                  Through             Ended
                                                                                  4/30/01           10/31/00
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
---------------------------------------------------------------------------------------------------------------
        Net Investment Income ...................................         $     61,478,652    $    101,888,174
        Net Realized Gain on Investment Allocated
        from Portfolio ..........................................                   70,699               2,861
---------------------------------------------------------------------------------------------------------------
            Net Increase in Net Assets Resulting
            from Operations .....................................               61,549,351         101,891,035
---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net Investment Income ...................................              (61,478,652)       (101,888,174)
---------------------------------------------------------------------------------------------------------------
    TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    (AT A CONSTANT $1.00 PER SHARE):
        Proceeds from Shares of Beneficial Interest Sold ........            4,326,285,456       7,373,293,975
        Reinvestment Distributions ..............................               45,683,782          80,082,403
        Cost of Shares of Beneficial Interest Redeemed ..........           (4,164,887,810)     (6,782,400,660)
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Transactions in Shares of
    Beneficial Interest .........................................              207,081,428         670,975,718
---------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets .............              207,152,127         670,978,579
    NET ASSETS:
        Beginning of Period .....................................            2,068,563,563       1,397,584,984
---------------------------------------------------------------------------------------------------------------
        End of Period                                                      $ 2,275,715,690     $ 2,068,563,563

    The Accompanying Notes are an Integral Part of the Financial Statements.

JPMORGAN FUNDS
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (unaudited) (continued)

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

                                                                                         J.P. Morgan
                                                                                        Institutional
                                                                                      Service Treasury
                                                                                        Money Market
                                                                                            Fund
                                                                                   -------------------------
                                                                                   11/1/00            Year
                                                                                   Through            Ended
                                                                                   4/30/01          10/31/00
--------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
        Net Investment Income .....................................     $     11,778,063      $    27,530,238
        Net Realized Gain (Loss) on Investment Allocated
        from Portfolio ............................................               16,955             (141,514)
--------------------------------------------------------------------------------------------------------------
            Net Increase in Net Assets Resulting
            from Operations .......................................           11,795,018           27,388,724
--------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net Investment Income .....................................          (11,779,942)         (27,530,238)
--------------------------------------------------------------------------------------------------------------
    TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
        Proceeds from Shares of Beneficial Interest Sold ..........        1,463,115,431        2,616,430,398
        Reinvestment of Distributions .............................               18,164            1,631,596
        Cost of Shares of Beneficial Interest Redeemed ............       (1,349,782,450)      (3,059,852,220)
--------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Transactions in Shares of
    Beneficial Interest ...........................................          113,351,145         (441,790,226)
--------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets ...............          113,366,221         (441,931,740)
    NET ASSETS:
        Beginning of Period .......................................          370,968,870          812,900,610
--------------------------------------------------------------------------------------------------------------
        End of Period .............................................     $    484,335,091      $   370,968,870
--------------------------------------------------------------------------------------------------------------


                                                                                     J.P. Morgan
                                                                                Institutional Treasury
                                                                                    Money Market
                                                                                        Fund
                                                                             ---------------------------
                                                                             11/1/00              Year
                                                                             Through              Ended
                                                                             4/30/01            10/31/00
--------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
        Net Investment Income .....................................     $   10,760,970      $   16,849,186
        Net Realized Gain (Loss) on Investment Allocated
        from Portfolio ............................................             11,565             (79,696)
--------------------------------------------------------------------------------------------------------------
            Net Increase in Net Assets Resulting
            from Operations .......................................         10,772,535          16,769,490
--------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net Investment Income .....................................        (10,762,193)        (16,849,186)
--------------------------------------------------------------------------------------------------------------
    TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
        Proceeds from Shares of Beneficial Interest Sold ..........        869,521,805         760,477,740
        Reinvestment of Distributions .............................          8,885,171          13,051,545
        Cost of Shares of Beneficial Interest Redeemed ............       (683,674,191)       (709,725,689)
--------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Transactions in Shares of
    Beneficial Interest ...........................................        194,732,785          63,803,596
--------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets ...............        194,743,127          63,723,900
    NET ASSETS:
        Beginning of Period .......................................        332,881,367         269,157,467
--------------------------------------------------------------------------------------------------------------
        End of Period .............................................      $ 527,624,494       $ 332,881,367
--------------------------------------------------------------------------------------------------------------


                                                                                       J.P. Morgan
                                                                                         Treasury
                                                                                      Money Market
                                                                                      Reserves Fund
                                                                                --------------------------
                                                                                11/1/00             Year
                                                                                Through             Ended
                                                                                4/30/01           10/31/00
--------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
        Net Investment Income .....................................     $     12,155,058    $     13,061,787
        Net Realized Gain (Loss) on Investment Allocated
        from Portfolio ............................................               13,810             (46,759)
--------------------------------------------------------------------------------------------------------------
            Net Increase in Net Assets Resulting
            from Operations .......................................           12,168,868          13,015,028
--------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
        Net Investment Income .....................................          (12,158,007)        (13,061,787)
--------------------------------------------------------------------------------------------------------------
    TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
        Proceeds from Shares of Beneficial Interest Sold ..........        1,570,873,498       1,535,487,167
        Reinvestment of Distributions .............................            2,167,650           3,407,333
        Cost of Shares of Beneficial Interest Redeemed ............       (1,546,872,654)     (1,167,519,167)
--------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Transactions in Shares of
    Beneficial Interest ...........................................           26,168,494         371,375,333
--------------------------------------------------------------------------------------------------------------
            Total Increase (Decrease) in Net Assets ...............           26,179,355         371,328,574
    NET ASSETS:
        Beginning of Period .......................................          459,957,365          88,628,791
--------------------------------------------------------------------------------------------------------------
        End of Period .............................................      $   486,136,720     $   459,957,365
--------------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

JPMORGAN FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
Selected data for a share outstanding throughout each period are as follows:

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

                                                                           J.P. Morgan Federal
                                                                            Money Market Fund
                                                                        ------------------------
                                                                              For the Six
                                                                             Months Ended
                                                                            April 30, 2001
                                                                              (unaudited)
                                                                                 2001
                                                                                ------
Net Asset Value Per Share, Beginning of Period ..........................       $   1.00
                                                                                --------
Income from Investment Operations
   Net Investment Income ................................................           0.03
   Net Realized and Unrealized Gain on Investment .......................           0.00(a)
                                                                                --------
   Total From Investment Operations .....................................           0.03
                                                                                --------
Less Distributions to Shareholders from
   Net Investment Income ................................................          (0.03)
   Net Realized Gain ....................................................           -
                                                                                --------
   Total Distributions to Shareholders ..................................          (0.03)
                                                                                --------
Net Asset Value Per Share, End of Period ................................       $   1.00
                                                                                ========
Ratios and Supplemental Data
   Total Return .........................................................           2.76%
   Net Assets, End of Period (in millions) ..............................         $1,879
Ratios to Average Net Assets(b)
   Net Expenses .........................................................           0.45%
   Net Investment Income ................................................           5.46%
   Expenses without Reimbursement .......................................           0.45%
-----------------------------------------------------------------------------------------------


                                                                              J.P. Morgan Federal Money Market Fund
                                                         -------------------------------------------------------------------------
                                                                                For the Years Ended October 31,
                                                         --------------------------------------------------------------------------
                                                              2000           1999          1998           1997          1996
                                                              ----           ----          ----           ----          -----
Net Asset Value Per Share, Beginning of Period           $    1.00        $   1.00       $   1.00       $  1.00        $  1.00
                                                         ---------        --------       --------       -------        -------
Income from Investment Operations
   Net Investment Income                                      0.06            0.05           0.05          0.05           0.05
   Net Realized and Unrealized Gain on Investment             0.00(a)         0.00(a)        0.00(a)       0.00(a)        0.00(a)
                                                         ---------        --------       --------       -------        -------
   Total From Investment Operations                           0.06            0.05           0.05          0.05           0.05
                                                         ---------        --------       --------       -------        -------
Less Distributions to Shareholders from
   Net Investment Income                                     (0.06)          (0.05)         (0.05)        (0.05)         (0.05)
   Net Realized Gain                                          -              (0.00)(a)      (0.00)(a)     (0.00)(a)      (0.00)(a)
                                                         ---------        --------       --------       -------        -------
   Total Distributions to Shareholders                       (0.06)          (0.05)         (0.05)        (0.05)         (0.05)
                                                         ---------        --------       --------       -------        -------
Net Asset Value Per Share, End of Period                 $    1.00        $   1.00       $   1.00       $  1.00        $  1.00
                                                         =========        ========       ========       =======        =======
Ratios and Supplemental Data
   Total Return                                               5.81%           4.66%          5.25%         5.17%          5.03%
   Net Assets, End of Period (in millions)                  $1,395            $870           $463          $239           $185
Ratios to Average Net Assets(b)
   Net Expenses                                               0.47%           0.48%          0.43%         0.40%          0.40%
   Net Investment Income                                      5.71%           4.57%          5.11%         5.00%          4.89%
   Expenses without Reimbursement                             0.47%           0.50%          0.51%         0.52%          0.53%
-----------------------------------------------------------------------------------------------------------------------------------

 (a) Less than $0.005
 (b) Short periods have been annualized


The Accompanying Notes are an Integral Part of the Financial Statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
Selected data for a share outstanding throughout each period are as follows:

                                                              J.P. Morgan Institutional Service Federal Money Market Fund
                                                      -------------------------------------------------------------------------
                                                        For the Six                                            For the Period
                                                       Months Ended                                           November 5, 1997
                                                      April 30, 2001     For the Years Ended October 31,      (commencement of
                                                        (unaudited)      -------------------------------    operations) through
                                                           2001              2000               1999          October 31, 1998
                                                      --------------     --------------   --------------    -------------------
Net Asset Value Per Share, Beginning of Period ......  $     1.00         $     1.00       $     1.00           $     1.00
                                                       ----------         ----------       ----------           ----------
Income from Investment Operations
   Net Investment Income ............................        0.03               0.06             0.05                 0.05
   Net Realized and Unrealized Gain on Investment ...        0.00(a)            0.00(a)          0.00(a)              0.00(a)
                                                       ----------         ----------       ----------           ----------
   Total From Investment Operations .................        0.03               0.06             0.05                 0.05
                                                       ----------         ----------       ----------           ----------
Less Distributions to Shareholders from
   Net Investment Income ............................       (0.03)             (0.06)           (0.05)               (0.05)
   Net Realized Gain ................................          --                 --            (0.00)(a)            (0.00)(a)
                                                       ----------         ----------       ----------           ----------
   Total Distributions to Shareholders ..............       (0.03)             (0.06)           (0.05)               (0.05)
                                                       ----------         ----------       ----------           ----------
Net Asset Value Per Share, End of Period ............  $     1.00         $     1.00       $     1.00           $     1.00
                                                       ==========         ==========       ==========           ==========
Ratios and Supplemental Data
   Total Return .....................................        2.77%              5.84%            4.70%                5.24%
   Net Assets, End of Period (in millions) ..........         $51               $248               $9                  $29
Ratios to Average Net Assets(b)
   Net Expenses .....................................        0.45%              0.45%            0.45%                0.45%
   Net Investment Income ............................        5.84%              6.03%            4.54%                5.07%
   Expenses without Reimbursement ...................        0.54%              0.60%            0.78%                1.32%
-------------------------------------------------------------------------------------------------------------------------------

(a) Less than $0.005
(b) Short periods have been annualized

    The Accompanying Notes are an Integral Part of the Financial Statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
Selected data for a share outstanding throughout each period are as follows:

                                                                 J.P. Morgan Institutional Federal Money Market Fund
                                                   -------------------------------------------------------------------------------
                                                     For the Six
                                                    Months Ended
                                                   April 30, 2001                  For the Years Ended October 31
                                                     (unaudited)    --------------------------------------------------------------
                                                        2001           2000         1999         1998         1997         1996
                                                   --------------   ----------   ----------   ----------   ----------   ----------
Net Asset Value Per Share, Beginning of Period ....  $     1.00      $ 1.00        $  1.00      $ 1.00       $ 1.00       $ 1.00
                                                     ----------      ------        -------      ------       ------       ------
Income from Investment Operations
   Net Investment Income ..........................        0.03        0.06           0.05        0.05         0.05         0.05
   Net Realized and Unrealized Gain on Investment .        0.00(a)     0.00(a)        0.00(a)     0.00(a)      0.00(a)      0.00(a)
                                                     ----------      ------        -------      ------       ------       ------
   Total From Investment Operations ...............        0.03        0.06           0.05        0.05         0.05         0.05
                                                     ----------      ------        -------      ------       ------       ------
Less Distributions to Shareholders from
   Net Investment Income ..........................       (0.03)      (0.06)         (0.05)      (0.05)       (0.05)       (0.05)
   Net Realized Gain ..............................           -           -          (0.00)(a)    -           (0.00)(a)    (0.00)(a)
                                                     ----------      ------        -------      ------       ------       ------
   Total Distributions to Shareholders ............       (0.03)      (0.06)         (0.05)      (0.05)       (0.05)       (0.05)
                                                     ----------      ------        -------      ------       ------       ------
Net Asset Value Per Share, End of Period ........... $     1.00      $ 1.00        $  1.00      $ 1.00       $ 1.00       $ 1.00
                                                     ==========      ======        =======      ======       ======       ======
Ratios and Supplemental Data
   Total Return ....................................       2.89%       6.10%          4.96%       5.48%        5.41%        5.23%
   Net Assets, End of Period (in millions) .........     $2,276      $2,069         $1,398        $970         $137         $109
Ratios to Average Net Assets(b)
   Net Expenses ....................................       0.20%       0.20%          0.20%       0.20%        0.20%        0.20%
   Net Investment Income ...........................       5.70%       5.99%          4.87%       5.31%        5.19%        5.09%
   Expenses without Reimbursement ..................       0.30%       0.32%          0.34%       0.41%        0.46%        0.46%
----------------------------------------------------------------------------------------------------------------------------------

(a) Less than $0.005
(b) Short periods have been annualized

    The Accompanying Notes are an Integral Part of the Financial Statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
Selected data for a share outstanding throughout each period are as follows:

                                                         J.P. Morgan Institutional Service Treasury Money Market Fund
                                                   ----------------------------------------------------------------------
                                                                                                           For the Period
                                                                                                            July 7, 1997
                                                                                                            (commencement
                                                     For the Six                   For the                 of operations)
                                                    Months Ended           Years Ended October 31,             through
                                                   April 30, 2001   ------------------------------------     October 31,
                                                     (unaudited)       2000         1999         1998           1997
                                                   --------------   ----------   ----------   ----------   --------------
Net Asset Value Per Share, Beginning of Period ....    $ 1.00         $ 1.00       $ 1.00       $ 1.00         $ 1.00
                                                       ------         ------       ------       ------         ------
Income from Investment Operations
   Net Investment Income ..........................      0.03           0.06         0.05         0.05           0.02
   Net Realized and Unrealized Gain on Investment .      0.00(a)        0.00(a)      0.00(a)      0.00(a)        0.00(a)
                                                       ------         ------       ------       ------         ------
Total From Investment Operations ..................      0.03           0.06         0.05         0.05           0.02
                                                       ------         ------       ------       ------         ------
Less Distributions to Shareholders from
   Net Investment Income ..........................     (0.03)         (0.06)       (0.05)       (0.05)         (0.02)
   Net Realized Gain...............................         -              -            -         0.00(a)        0.00(a)
                                                       ------         ------       ------       ------         ------
Total Distributions to Shareholders ...............     (0.03)         (0.06)       (0.05)       (0.05)         (0.02)
                                                       ------         ------       ------       ------         ------
Net Asset Value Per Share, End of Period ..........    $ 1.00         $ 1.00       $ 1.00       $ 1.00         $ 1.00
                                                       ======         ======       ======       ======         ======
Ratios and Supplemental Data
Total Return ......................................      2.68%          5.71%        4.59%        5.27%          1.71%
   Net Assets, End of Period (in millions) ........      $484           $371         $813         $471            $36
Ratios to Average Net Assets(b)
   Net Expenses ...................................      0.45%          0.45%        0.45%        0.37%          0.28%
   Net Investment Income ..........................      5.29%          5.47%        4.52%        5.11%          5.29%
   Expenses without Reimbursement .................      0.56%          0.60%        0.59%        0.66%          1.71%
-------------------------------------------------------------------------------------------------------------------------

(a) Less than $0.005
(b) Short periods have been annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
Selected data for a share outstanding throughout each year are as follows:

                                                             J.P. Morgan Institutional Treasury Money Market Fund
                                                   ----------------------------------------------------------------------
                                                                                                           For the Period
                                                                                                            July 8, 1997
                                                                                                            (commencement
                                                     For the Six                   For the                 of operations)
                                                    Months Ended           Years Ended October 31,             through
                                                   April 30, 2001   ------------------------------------     October 31,
                                                     (unaudited)       2000         1999         1998           1997
                                                   --------------   ----------   ----------   ----------   --------------
Net Asset Value Per Share, Beginning of Period ....    $ 1.00         $ 1.00       $ 1.00       $ 1.00         $ 1.00
                                                       ------         ------       ------       ------         ------
Income from Investment Operations
   Net Investment Income ..........................      0.03           0.06         0.05         0.05           0.02
   Net Realized and Unrealized Gain on Investment .      0.00(a)        0.00(a)      0.00(a)      0.00(a)        0.00(a)
                                                       ------         ------       ------       ------         ------
Total From Investment Operations ..................      0.03           0.06         0.05         0.05           0.02
                                                       ------         ------       ------       ------         ------
Less Distributions to Shareholders from
   Net Investment Income ..........................     (0.03)         (0.06)       (0.05)       (0.05)         (0.02)
   Net Realized Gain ..............................        --             --           --         0.00(a)        0.00(a)
                                                       ------         ------       ------       ------         ------
Total Distributions to Shareholders ...............     (0.03)         (0.06)       (0.05)       (0.05)         (0.02)
                                                       ------         ------       ------       ------         ------
Net Asset Value Per Share, End of Period ..........    $ 1.00         $ 1.00       $ 1.00       $ 1.00         $ 1.00
                                                       ======         ======       ======       ======         ======
Ratios and Supplemental Data
Total Return ......................................      2.80%          5.97%        4.86%        5.53%          1.77%
   Net Assets, End of Period (in millions) ........      $528           $333         $269         $231            $81
Ratios to Average Net Assets(b)
   Net Expenses ...................................      0.20%          0.20%        0.20%        0.11%          0.04%
   Net Investment Income ..........................      5.45%          5.80%        4.72%        5.37%          5.53%
   Expenses without Reimbursement .................      0.36%          0.39%        0.40%        0.44%          1.10%
-------------------------------------------------------------------------------------------------------------------------

(a) Less than $0.005
(b) Short periods have been annualized

    The Accompanying Notes are an Integral Part of the Financial Statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)
Selected data for a share outstanding throughout each year are as follows:

                                                                              J.P. Morgan Treasury Money Market Reserves Fund
                                                                     -------------------------------------------------------------
                                                                                                                  For the Period
                                                                                                                   June 1, 1999
                                                                                                                  (commencement
                                                                      For the Six                                 of operations)
                                                                      Months Ended           For the Year             through
                                                                     April 30, 2001        Ended October 31,       October 31,
                                                                       (unaudited)               2000                  1999
                                                                     --------------        -----------------     -----------------
Net Asset Value Per Share, Beginning of Period .....................    $ 1.00                 $ 1.00                $ 1.00
                                                                        ------                 ------                ------
Income from Investment Operations
   Net Investment Income ...........................................      0.03                   0.05                  0.02
   Net Realized and Unrealized Gain on Investment ..................      0.00(a)                0.00(a)               0.00(a)
                                                                        ------                 ------                ------

Total From Investment Operations ...................................      0.03                   0.05                  0.02
                                                                        ------                 ------                ------

Less Distributions to Shareholders from
   Net Investment Income ...........................................     (0.03)                 (0.05)                (0.02)
                                                                        ------                 ------                ------

Net Asset Value Per Share, End of Period ...........................    $ 1.00                 $ 1.00                $ 1.00
                                                                        ======                 ======                ======
Ratios and Supplemental Data
Total Return .......................................................      2.55%                  5.44%                 1.82%
   Net Assets, End of Period (in millions) .........................    $  486                 $  460                $   89
Ratios to Average Net Assets(b)
   Net Expenses ....................................................      0.70%                  0.70%                 0.70%
   Net Investment Income ...........................................      5.07%                  5.63%                 4.38%
   Expenses without Reimbursement ..................................      0.80%                  0.90%                 0.94%
-----------------------------------------------------------------------------------------------------------------------------------

 (a) Less than $0.005
 (b) Short periods have been annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

JPMorgan FUNDS and
JPMorgan Institutional FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited)
APRIL 30, 2001

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- The J.P. Morgan Funds and J.P. Morgan Institutional Funds were organized on November 4, 1992 as Massachusetts business trusts (the "Trusts"). The Trusts are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The following Funds (collectively, the "Funds") are separate series of the Trusts.

J.P. Morgan Funds                                                       Commencement of Operations
------------------------------------------------------------------------------------------------------
J.P. Morgan Federal Money Market Fund ("FMMF") ........................       January 4, 1993

J.P. Morgan Institutional Funds                                          Commencement of Operations
------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional Service Federal
   Money Market Fund ("ISFMMF") .......................................       November 5, 1997

J.P. Morgan Institutional Federal
   Money Market Fund ("IFMMF") ........................................       January 4, 1993

J.P. Morgan Institutional Service Treasury
   Money Market Fund ("ISTMMF") .......................................       July 7, 1997

J.P. Morgan Institutional Treasury
   Money Market Fund ("ITMMF") ........................................       July 8, 1997

J.P. Morgan Treasury Money Market
   Reserves Fund ("TMMRF") ............................................       June 1, 1999

The Funds invest all of their investable assets respectively in The Federal Money Market Portfolio and The Treasury Money Market Portfolio (the "Portfolios"), diversified open-end management investment companies having the same investment objective as the Funds, respectively. The values of such investments included in the Statements of Assets and Liabilities reflect the Funds' proportionate interest in the net assets of the Portfolios, which at April 30, 2001 were approximately:

               Fund                                         % of The Federal Money Market Portfolio
---------------------------------------------------------------------------------------------------
   FMMF .................................................................     45%
   ISFMMF ...............................................................      1
   IFMMF ................................................................     54


               Fund                                        % of The Treasury Money Market Portfolio
---------------------------------------------------------------------------------------------------
   ISTMMF ...............................................................     32%
   ITMMF ................................................................     35
   TMMRF ................................................................     33

The performance of the Funds are directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the respective Funds' financial statements.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds:

     A. SECURITY VALUATION -- Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements that are included elsewhere in this report.

     B. INVESTMENT INCOME -- The Funds earn income, net of expenses, daily on their investments in the Portfolios. All net investment income and realized gains and losses of the Portfolios are allocated pro-rata among the Funds and other investors in the Portfolios at the time of such determination.

     C. EXPENSES -- Expenses incurred by the Trusts with respect to any two or more Funds in the Trusts are allocated in proportion to the net assets of each Fund in each Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly.

     D. ORGANIZATION EXPENSES -- The following Funds incurred organization expenses that have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of each Fund.

Fund                                           Deferred Organization Expenses
-----------------------------------------------------------------------------
ISFMMF .....................................................   $11,000

ISTMMF .....................................................    11,741

ITMMF ......................................................    10,566

     E. INCOME TAX STATUS -- Each Fund's policy is to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

     F. DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net short-term realized gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, and may be reflected in the Funds' daily dividends. Distributions from net realized gains, if any, will be distributed annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds.

                                                                  JPMORGAN FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     G. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

2.   TRANSACTIONS WITH AFFILIATES

     A. ADMINISTRATIVE SERVICES -- The Trusts have an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the Funds. Under the Services Agreement, the Trusts have agreed to pay Morgan a fee equal to their allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trusts and certain other registered investment companies for which J.P. Morgan Investment Management Inc. ("JPMIM") acts as investment advisor in accordance with the following annual schedule:
          0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. ("FDI"). The portion of this charge payable by the Funds is determined by the proportionate share that their net assets bear to the net assets of the Trusts and certain other investment companies for which Morgan provides similar services.

          Morgan has agreed to reimburse the following Funds to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Funds, including the expenses allocated to the Funds from the Portfolios, exceed the percentages of the Funds' average daily net assets listed below.

                                                        % of Average Daily Net Assets
-------------------------------------------------------------------------------------
         ISFMMF ..............................................    0.45%
         IFMMF ...............................................    0.20
         ISTMMF ..............................................    0.45
         ITMMF ...............................................    0.20
         TMMRF ...............................................    0.70

          As of April 10, 2001, J.P. Morgan Fund Distributors, Inc. (a wholly owned subsidiary of The BISYS Group Inc.) became the Funds' Distributor.

     B. CO-ADMINISTRATION -- The Trusts have retained Fund Distributors, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator for the Funds. Under a Co-Administration Agreement between FDI and the Trusts, FDI provides administrative services necessary for the operations of the Funds, furnishes office space

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


          and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers affiliated with FDI. The Funds have agreed to pay FDI fees equal to their allocable share of an annual complex-wide charge of $425,000 plus FDI out-of-pocket expenses. The portion of this charge payable by the Funds is determined by the proportionate share that their net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

     C. DISTRIBUTION PLAN -- The Trust, on behalf of TMMRF, has a Distribution Plan with respect to services related to distributing TMMRF shares, which authorizes it to compensate certain financial institutions, securities dealers, and other industry professionals that have entered into written agreements with the TMMRF in respect to these services. The Distribution Plan provides for the TMMRF to pay a fee for these services which is computed daily and paid monthly at an annual rate not to exceed 0.25% of the value of the average daily net assets of the TMMRF. The amount paid to such institutions is based on the daily value of shares owned by their clients.

     D. SHAREHOLDER SERVICING -- The Trusts have a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to shareholders of the Funds. The agreement provides for the following Funds to pay Morgan a fee for these services that is computed daily and paid monthly at the listed annual rates of the average daily net assets of the Funds.

                                                          % of Average Daily Net Assets
---------------------------------------------------------------------------------------
         FMMF ....................................................  0.25%
         ISFMMF ..................................................  0.10
         IFMMF ...................................................  0.10
         ISTMMF ..................................................  0.05
         ITMMF ...................................................  0.10
         TMMRF ...................................................  0.05

          Morgan, Charles Schwab & Co. ("Schwab") and the Trust on behalf of FMMF are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes FMMF shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. FMMF is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

                                                                  JPMORGAN FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     E. SERVICE PLAN -- The Trust on behalf of the ISFMMF, ISTMMF and TMMRF has a Service Plan with respect to these Fund shares which authorizes it to compensate Service Organizations for providing account administration and other services to its customers who are beneficial owners of such shares. These Funds will enter into agreements with Service Organizations that purchase shares on behalf of their customers ("Service Agreements"). The Service Agreements provide that the Funds pay Service Organizations a fee which is computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the Funds with respect to the shares of these Funds attributable to or held in the name of the Service Organization for their customers.

     F. FUND SERVICES -- The Trusts have a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trusts' affairs. The Trustees of the Trusts represent all the existing shareholders of PGI.

     G. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trusts and other registered investment companies in which they invest and the J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Funds' allocated portions of the total Trustees' Fees and Expenses. The Trusts' Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portions of such compensation and benefits included in the Fund Services Fee shown on the Statements of Operations were:

         Fund                                      Allocated Trustees' Fees & Expenses
--------------------------------------------------------------------------------------
         FMMF .................................................     $2,000
         ISFMMF ...............................................        200
         IFMMF ................................................      3,000
         ISTMMF ...............................................        500
         ITMMF ................................................        500
         TMMRF ................................................        500


3.   CONCENTRATIONS OF RISK

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


4. CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Funds' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. JPMorgan Chase & Co. is the new parent company of JPMIM, which will continue to serve as the Funds' Advisor.

5. SUBSEQUENT EVENTS

On March 27, 2001, the Board of Trustees of the J.P. Morgan Funds and Institutional Funds approved Agreement and Plan of Reorganization (the "Reorganization Plans") pursuant to which JPMorgan Federal Money Market Fund II will acquire all of the assets of FMMF, ISFMMF and IFMMF and JPMorgan Treasury Plus Money Market Fund will acquire all of the assets ISTMMF, ITMMF and TMMRF, respectively, in exchange for shares of equal value of JPMorgan Federal Money Market Fund II and JPMorgan Treasury Plus Money Market Fund and the assumption by JPMorgan Federal Money Market Fund II and JPMorgan Treasury Plus Money Market Fund of all liabilities of the acquired Funds (the "Reorganization"). The Reorganization Plan can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the acquired Fund(s). A special Meeting of Shareholders ("Meeting") of the acquired Funds will be held on July 3, 2001 to vote on the Reorganization Plans. If the Reorganization Plan is approved at the Meeting, the Reorganization is expected to become effective on or about September 1, 2001 or such other date as agreed to by the parties to the Reorganization Plan.

In connection with the Reorganization, it is anticipated that the Trusts will terminate their agreements with PGI. The Trustees will instead look to counsel, auditors, Morgan and other service providers as necessary to assist them in exercising their overall supervisory responsibilities with respect to the Funds.

The Trustees have also approved an increase in the Funds' administration fee. Effective, August 11, 2001, the administration fee payable to Morgan will be increased to 0.10% of average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion. Morgan, however, has contractually agreed to waive fees payable to it and to reimburse expenses so that the Funds' actual total operating expenses will remain the same for a period of three years.

Effective May 1, 2001, BISYS Fund Services, L.P. ("BISYS") has been named as the Funds' Sub-Administrator. FDI will no longer serve as the Funds' co-administrator. For its services as Sub-Administrator, BISYS wil receive a portion of the fees payable to Morgan as Administrator.

THE MONEY MARKET PORTFOLIOS
SEMI-ANNUAL REPORT APRIL 30, 2001 (UNAUDITED)

(The following pages should be read in conjunction with J.P. Morgan Federal Money Market Fund, J.P. Morgan Institutional Service Federal Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund, J.P. Morgan Institutional Service Treasury Money Market Fund, J.P. Morgan Institutional Treasury Money Market Fund and J.P. Morgan Treasury Money Market Fund Semi-Annual Financial Statements)

                       See notes to financial statements.

THE FEDERAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (unaudited)

As of April 30, 2001

   Principal
     Amount       Issuer                                                                              Value
-------------------------------------------------------------------------------------------------------------
    U.S. Government Agency Securities -- 100.0%
-------------------------------------------------------------------------------------------------------------
$    39,550,000   FFCB Discount Notes, 4.21%-4.53%,
                  5/1/01 - 8/27/01(y)                                                        $   39,310,041
    250,000,000   FFCB, Undivided Interest in Demand Note,
                  4.83%, 5/1/01                                                                 250,000,000
     83,000,000   FFCB, VRN, 4.27%, 5/1/02(y)                                                    83,000,000
    100,000,000   FFCB, VRN, 4.83%, 5/11/01                                                      99,999,028
     50,000,000   FFCB, VRN, 5.88%, 7/2/01                                                       49,936,409
     28,500,000   FHLB, 5.89%, 7/19/01                                                           28,486,923
     30,500,000   FHLB, 5.50%, 8/13/01                                                           30,546,675
  2,394,857,000   FHLB Discount Notes, 4.20%-4.41%,
                  5/1/01-10/10/01(y)                                                          2,368,847,215
    160,000,000   FHLB, VRN, 4.85%, 2/15/01                                                     159,962,940
    160,000,000   FHLB, VRN, 4.53%, 2/21/01                                                     159,974,903
     98,000,000   FHLB, VRN, 4.91%, 3/5/01                                                       98,000,000
    200,000,000   FHLB, VRN, 4.87%, 3/15/01                                                     199,965,529
     50,000,000   FHLB, VRN, 4.83%, 7/17/01                                                      49,993,671
    100,000,000   FHLB, VRN, 4.86%, 7/20/01                                                      99,986,830
    100,000,000   FHLB, VRN, 5.30%, 8/1/01                                                       99,984,997
    100,000,000   FHLB, VRN, 4.82%, 8/15/01                                                      99,979,694
    130,000,000   FHLB, VRN, 4.47%, 9/19/01                                                     129,975,232
    100,000,000   FHLB, VRN, 4.28%, 9/26/01                                                      99,976,357
    125,000,000   FHLB, VRN, 4.59%, 10/19/01                                                    124,960,032
     18,100,000   SLMA Discount Notes, 4.40%, 5/15/01(y)                                         18,066,213
-------------------------------------------------------------------------------------------------------------
                 Total Investments at Amortized                                              $4,290,952,689
                 Cost and Value -- 100.0%
-------------------------------------------------------------------------------------------------------------

FFCB     --   Federal Farm Credit Bank
FHLB     --   Federal Home Loan Bank
SLMA     --   Student Loan Marketing Association
VRN      --   Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective April 30, 2001.
(y)      --   Yield to maturity

    The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (unaudited)

As of April 30, 2001

   Principal
     Amount       Issuer                                                                              Value
-------------------------------------------------------------------------------------------------------------
                  Repurchase Agreements -- 78.1%
                  ------------------------------
$   343,475,000   Credit Suisse First Boston Repurchase
                   Agreement, 4.50%, dated 4/30/01,
                   proceeds include interest $343,517,934,
                   due 5/01/01 (collateralized by U.S. Bonds)                                $  343,475,000
     70,000,000   Deutsche Morgan Grenfel Repurchase
                   Agreement, 4.52%, dated 4/30/01,
                   proceeds include interest $70,008,789,
                   due 5/01/01 (collateralized by U.S. Treasury Bonds)                           70,000,000
     70,000,000    Goldman Sachs Repurchase Agreement, 4.46%, dated
                   4/30/01, proceeds include interest $70,008,672, due
                   5/01/01 (collateralized by
                   U.S. Treasury Bonds)                                                          70,000,000
     65,000,000   Greenwich Repurchase Agreement, 4.52%,
                   dated 4/30/01, proceeds include interest
                   $65,008,161, due 5/01/01 (collateralized by
                   U.S. Treasury Bonds)                                                          65,000,000
     70,000,000   Lehman Repurchase Agreement, 4.50%,
                   dated 4/30/01, proceeds include interest
                   $70,008,750, due 5/01/01 (collateralized by
                   U.S. Treasury Notes/Bonds)                                                    70,000,000
     65,000,000    Merrill Lynch Repurchase Agreement, 4.45%, dated
                   4/30/01, proceeds include interest $65,008,035, due
                   5/01/01 (collateralized by
                   U.S. Treasury Bonds)                                                          65,000,000
     70,000,000    Morgan Stanley Repurchase Agreement, 4.40%, dated
                   4/30/01, proceeds include interest $70,008,556, due
                   5/01/01 (collateralized by
                   U.S. Treasury Bonds)                                                          70,000,000
    350,000,000   Salomon Repurchase Agreement, 4.50%,
                   dated 4/30/01, proceeds include interest
                   $350,043,750, due 5/01/01 (collateralized by
                   U.S. Treasury Bonds)                                                         350,000,000
     65,000,000    Westdeutsche Landesbank Repurchase Agreement, 4.50%,
                   dated 4/30/01, proceeds include interest $65,008,125,
                   due 5/01/01 (collateralized by
                   U.S. Treasury Bonds)                                                          65,000,000
               ----------------------------------------------------------------------------------------------
                Total Repurchase Agreements                                                   1,168,475,000
               ----------------------------------------------------------------------------------------------
                U.S. Treasury Securities -- 21.9%
               ----------------------------------
     40,000,000   U.S. Treasury Bonds, 5.63%, 5/15/01                                            39,987,612
    100,000,000   U.S. Treasury Notes, 6.63%, 6/30/01                                           100,414,884
    150,000,000   U.S. Treasury Notes, 6.25%, 2/28/02                                           152,719,170
     35,000,000   U.S. Treasury Notes, 6.63%, 7/31/01                                            35,085,903
               ----------------------------------------------------------------------------------------------
                Total U.S. Treasury Securities                                                  328,207,569
-------------------------------------------------------------------------------------------------------------
                Total Investments at Amortized                                               $1,496,682,569
                  Cost and Value -- 100.0%
-------------------------------------------------------------------------------------------------------------

    The Accompanying Notes are an Integral Part of the Financial Statements.

PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES April 30, 2001 (unaudited)

                                                                         The Federal            The Treasury
                                                                        Money Market            Money Market
                                                                         Portfolio                Portfolio
---------------------------------------------------------------------------------------------------------------
ASSETS
   Investment at Amortized Cost
      and Value ...................................................    $4,290,952,689          $1,496,682,569
   Cash ...........................................................             1,112                     392
   Dividend and Interest Receivable ...............................         8,534,898               5,554,158
   Prepaid Trustees' Fees and Expenses ............................             5,435                   2,172
   Receivable for Expense Reimbursement ...........................                --                   9,042
   Prepaid Expenses and Other Assets ..............................             1,495                     791
---------------------------------------------------------------------------------------------------------------
         Total Assets .............................................     4,299,495,629           1,502,249,124
---------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payables for Investments Purchased .............................        83,000,000                      --
   Advisory Fee Payable ...........................................           453,523                 205,865
   Administration Fee Payable .....................................               929                     317
   Administrative Services Fee Payable ............................            86,935                  29,020
   Fund Services Fee Payable ......................................             2,523                     926
   Accrued Expenses and Other Liabilities .........................            82,086                  70,917
---------------------------------------------------------------------------------------------------------------
         Total Liabilities ........................................        83,625,996                 307,045
---------------------------------------------------------------------------------------------------------------
NET ASSETS
         Applicable to Investors' Beneficial
         Interests ................................................    $4,215,869,633          $1,501,942,079
---------------------------------------------------------------------------------------------------------------

    The Accompanying Notes are an Integral Part of the Financial Statements.

PORTFOLIOS
STATEMENT OF OPERATIONS For the six months ended (unaudited)
April 30, 2001

                                                                            The Federal           The Treasury
                                                                           Money Market           Money Market
                                                                             Portfolio              Portfolio
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Income
   Interest Income ......................................................  $122,742,627           $37,773,073

Expenses
   Administrative Services Fee ..........................................       486,246               154,422
   Advisory Fee .........................................................     2,565,861             1,157,825
   Administration Fee ...................................................        11,115                 3,517
   Custodian Fees and Expenses ..........................................       165,733                72,489
   Professional Fees and Expenses .......................................        24,948                18,478
   Insurance Expenses ...................................................         1,960                 1,041
   Printing Expenses ....................................................         3,092                 3,927
   Fund Services Fee ....................................................        25,968                 8,096
   Trustees' Fee and Expenses ...........................................        16,679                 5,632
   Miscellaneous Expenses ...............................................           313                    --
---------------------------------------------------------------------------------------------------------------
           Total Expenses ...............................................     3,301,915             1,425,427
---------------------------------------------------------------------------------------------------------------
   Less: Reimbursements of Expenses .....................................            --              (104,473)
---------------------------------------------------------------------------------------------------------------
           Net Expenses .................................................     3,301,915             1,320,954
---------------------------------------------------------------------------------------------------------------
               Net Investment Income ....................................   119,440,712            36,452,119
---------------------------------------------------------------------------------------------------------------
REALIZED GAIN
   Net Realized Gain on Investment Transactions .........................       140,934                42,331
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
   Resulting from Operations ............................................  $119,581,646           $36,494,450
---------------------------------------------------------------------------------------------------------------

    The Accompanying Notes are an Integral Part of the Financial Statements.

PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED)

                                                                             The Federal                      The Treasury
                                                                            Money Market                      Money Market
                                                                              Portfolio                         Portfolio
                                                                            ------------                      ------------
                                                                     11/1/00            Year            11/1/00           Year
                                                                     Through            Ended           Through           Ended
                                                                     4/30/01          10/31/00          4/30/01         10/31/00
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------------
      Net Investment Income .................................... $  119,440,712   $   181,956,636   $   36,452,119   $   59,855,449
      Net Realized (Loss) ......................................        140,934             5,077           42,331         (267,969)
------------------------------------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets Resulting from Operations ..    119,581,646       181,961,713       36,494,450       59,587,480
------------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
      Contributions ............................................  9,932,560,181    15,453,027,028    3,915,061,764    4,912,395,308
      Withdrawals .............................................. (9,557,073,479)  (14,195,010,506)  (3,617,854,434)  (4,978,197,544)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from Investors' Transactions ........    375,486,702     1,258,016,522      297,207,330      (65,802,236)
------------------------------------------------------------------------------------------------------------------------------------
         Total Increase (Decrease) in Net Assets ...............    495,068,348     1,439,978,235      333,701,780       (6,214,756)
   NET ASSETS:
      Beginning of Period ......................................  3,720,801,285     2,280,823,050    1,168,240,299    1,174,455,055
------------------------------------------------------------------------------------------------------------------------------------
      End of Period ............................................ $4,215,869,633   $ 3,720,801,285   $1,501,942,079   $1,168,240,299
------------------------------------------------------------------------------------------------------------------------------------

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                                      PORTFOLIOS
                        SUPPLEMENTARY DATA for the periods indicated (unaudited)
--------------------------------------------------------------------------------
Supplementary Data for The Federal Money Market Portfolio (unaudited)
--------------------------------------------------------------------------------
Selected Data for a share outstanding throughout each period are as follows:

                                                          For the Six
                                                         Months Ended                      For the Year Ended October 31,
                                                        April 30, 2001     --------------------------------------------------------
                                                          (unaudited)       2000       1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets (a)
   Net Expenses ......................................        0.16%         0.17%      0.20%      0.20%      0.20%      0.20%
   Net Investment Income .............................        5.75%         6.00%      4.85%      5.31%      5.16%      5.08%
   Expenses without Reimbursement ....................        0.16%         0.17%      0.20%      0.25%      0.28%      0.27%
-----------------------------------------------------------------------------------------------------------------------------------
Supplementary Data for The Treasury Money Market Portfolio (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the Period
                                                        For the Six Months                                          July 7, 1997
                                                          Ended April 30,      For the Year Ended October 31,      (Commencement
                                                               2001           --------------------------------     of Operations)
                                                            (unaudited)        2000         1999         1998     through 10/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Ratios of Average Net Assets (a)
   Net Expenses.......................................        0.20%            0.20%        0.20%        0.12%          0.04%
   Net Investment Income..............................        5.50%            5.82%        4.75%        5.35%          5.52%
   Expenses without Reimbursement.....................        0.22%            0.24%        0.24%        0.27%          0.52%

(a) Short periods have been annualized

                       See notes to financial statements.

PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited)
APRIL 30, 2001


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Federal Money Market Portfolio ("FMP") and The Treasury Money Market Portfolio ("TMP") (collectively, the "Portfolios") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. FMP was organized as a trust under the laws of the State of New York on November 4, 1992, commencing operations January 4, 1993. TMP was organized as a sub-trust in Series Portfolio II also under the laws of the State of New York on January 9, 1997, commencing operations on July 7, 1997.

The Portfolios' investment objective is to provide a high current income consistent with the preservation of capital and same-day liquidity. The Declarations of Trust permit the Trustees to issue an unlimited number of beneficial interests in the respective Portfolios.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolios:

   A. SECURITY VALUATIONS -- Investments are valued at amortized cost, which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premiums, regardless of the impact of fluctuating interest rates on the market value of the instruments.

   B. REPURCHASE AGREEMENTS -- The Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. The Portfolios' custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolios. It is the policy of the Portfolios to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                                                                      PORTFOLIOS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


   C. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

   D. INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

   E. EXPENSES -- Expenses incurred by the Trusts with respect to any two or more portfolios in the Trusts, are allocated in proportion to the net assets of each portfolio in the Trusts, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. INCOME TAX STATUS -- The Portfolios intend to be treated as a partnership for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolios' ordinary income and capital gains. It is intended that the Portfolios' assets will be managed in such a way that an investor in a Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   A. ADVISORY -- The Portfolios have an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of JPMorgan Chase & Co. Under the terms of the agreement, the Portfolios pay JPMIM at an annual rate of 0.20% of the Portfolios' average daily net assets up to $1 billion and 0.10% on any excess over $1 billion.

   B. ADMINISTRATIVE SERVICES -- The Portfolios have an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolios. Under the Services Agreement, the Portfolios have agreed to pay Morgan a fee equal to their allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolios and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. ("FDI").

PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


      The portion of this charge payable by the Portfolios is determined by the proportionate share that their net assets bear to the net assets of the Trusts and certain other investment companies for which Morgan provides similar services.

   Morgan has agreed to reimburse the Treasury Money Market Portfolio to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Portfolio exceeds 0.20% of the Portfolio's average daily net assets through February 28, 2002.

   C. Co-Administration -- The Portfolios have retained Fund Distributors Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Funds. Under a Co-Administration Agreement between FDI and the Portfolios, FDI provides administrative services necessary for the operations of the Portfolios, furnishes office space and facilities required for conducting the business of the Portfolios and pays the compensation of the Portfolios' officers affiliated with FDI. The Portfolios have agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolios is determined by the proportionate share that their net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

   D. FUND SERVICES -- The Portfolios have a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolios' affairs. The Trustees of the Portfolios represent all the existing shareholders of PGI.

   E. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trusts, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolios' allocated portions of the total Trustees' Fees and Expenses. The Trusts' Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portions of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations were $5,000 and $1,500, for FMP and TMP, respectively.

                                                                      PORTFOLIOS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


3. CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolios' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. JPMorgan Chase & Co. is the new parent company of JPMIM, which will continue to serve as the Portfolios' Advisor.

4. SUBSEQUENT EVENT

See Note 5 in Fund financial statements for description of proposed Reorganizational Plan.

JPMORGAN MONEY MARKET FUNDS
SEMI-ANNUAL REPORT


INVESTMENT ADVISOR
J.P. Morgan Investment
Management, Inc.

ADMINISTRATOR AND SHAREHOLDER AND
FUND SERVICING AGENT
Morgan Guaranty Trust Company of
New York

CUSTODIAN
The Bank of New York

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by
J.P. Morgan Fund Distributors, Inc.

This reports is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

        -C-J.P. Morgan Chase & Co., 2001 All Rights Reserved. June 2001


                                                                    SAHMMM-3-601